Taxes - Income (loss) before provision for income taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (7,058,158)	$ (4,004,805)
Cayman Islands
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(1,267,416)	(1,316,067)
US
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(5,391,624)	(2,571,911)
Canada
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	(349,960)	(1,999)
Singapore
Operating Loss Carryforwards [Line Items]
Income (loss) before provision for income taxes	$ (49,158)	$ (114,828)